787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 7, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Government Money Market V.I. Fund, a series of BlackRock Variable Series Funds, Inc.
(File No. 002-74452 and File No. 811-03290)

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 23, 2016, to the Prospectus, dated September 1, 2015, for BlackRock Government Money Market V.I. Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated February 23, 2016 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8992.

Very truly yours,

/s/ Jessica A. Herlihy
Jessica A. Herlihy

Enclosures

cc: Benjamin Archibald, Esq., BlackRock Advisors, LLC